INVESTMENT IN OXFORD CITY FOOTBALL CLUB (TRADING) LIMITED AND BUSINESS COMBINATION - Reconciliation of the Carrying Value (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2014	May 31, 2013
Interest in the net assets of Oxford City Football Club (Trading) Limited	$ 193,789	$ 2,519,096
Eliminatin of inter-company advances on consolidation of Oxford City Football Club (Trading) Limited	173,414
Carrying value of investment	162,814	0
OXFC Trading Limited
Net assets (deficiency)			(731,115)
Interest in the net assets of Oxford City Football Club (Trading) Limited			71,177
Carrying value of investment		162,814
OXFC Member
Net assets (deficiency)		155,397
Percentage Of Interest		49.00%
Interest in the net assets of Oxford City Football Club (Trading) Limited		(358,246)
Interest in carrying value of unamortized intangible asset		192,249
Eliminatin of inter-company advances on consolidation of Oxford City Football Club (Trading) Limited		$ 173,414